Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 4,965	$ 59,318,488	$ (30,980,581)	$ 28,342,872
Balance (in Shares) at Dec. 31, 2019	4,964,900
Common shares issued in lieu of payables	$ 64	261,389		261,453
Common shares issued in lieu of payables (in Shares)	63,514
Common stock issued for services	$ 54	237,446		237,500
Common stock issued for services (in Shares)	53,750
Sale of common stock	$ 1,400	6,273,764		6,275,164
Sale of common stock (in Shares)	1,400,048
Issuance of common stock for acquisition	$ 2,500	12,497,500		12,500,000
Issuance of common stock for acquisition (in Shares)	2,500,000
Warrants issued for acquisition		1,932,300		1,932,300
Issuance of warrants for services		253,749		253,749
Stock-based compensation expense		1,329,643		1,329,643
Net loss			(5,845,053)	(5,845,053)
Balance at Dec. 31, 2020	$ 8,982	82,104,280	(36,825,634)	45,287,628
Balance (in Shares) at Dec. 31, 2020	8,982,212
Stock-based compensation expense		334,385		334,385
Net loss			(2,211,866)	(2,211,866)
Balance at Mar. 31, 2021	$ 8,982	82,438,665	(39,037,500)	43,410,147
Balance (in Shares) at Mar. 31, 2021	8,982,212
Balance at Dec. 31, 2020	$ 8,982	82,104,280	(36,825,634)	45,287,628
Balance (in Shares) at Dec. 31, 2020	8,982,212
Net loss				(5,482,793)
Balance at Sep. 30, 2021	$ 8,982	82,536,903	(42,308,427)	40,237,458
Balance (in Shares) at Sep. 30, 2021	8,982,212
Balance at Dec. 31, 2020	$ 8,982	82,104,280	(36,825,634)	45,287,628
Balance (in Shares) at Dec. 31, 2020	8,982,212
Issuance of common stock for acquisition	$ 1,150	7,772,850		7,774,000
Issuance of common stock for acquisition (in Shares)	1,150,000
Warrants issued for acquisition		(732,300)		(732,300)
Stock-based compensation expense		865,112		865,112
Issuance of warrants		5,493,821		5,493,821
Net loss			(10,997,929)	(10,997,929)
Balance at Dec. 31, 2021	$ 10,132	95,503,763	(47,823,563)	47,690,332
Balance (in Shares) at Dec. 31, 2021	10,132,212
Balance at Mar. 31, 2021	$ 8,982	82,438,665	(39,037,500)	43,410,147
Balance (in Shares) at Mar. 31, 2021	8,982,212
Stock-based compensation expense		194,657		194,657
Adjustment of warrants value in connection with finalizing the business combination		(732,300)		(732,300)
Net loss			(1,638,928)	(1,638,928)
Balance at Jun. 30, 2021	$ 8,982	81,901,022	(40,676,428)	41,233,576
Balance (in Shares) at Jun. 30, 2021	8,982,212
Stock-based compensation expense		64,074		64,074
Warrants issued in connection with convertible notes		571,807		571,807
Net loss			(1,631,999)	(1,631,999)
Balance at Sep. 30, 2021	$ 8,982	82,536,903	(42,308,427)	40,237,458
Balance (in Shares) at Sep. 30, 2021	8,982,212
Balance at Dec. 31, 2021	$ 10,132	95,503,763	(47,823,563)	47,690,332
Balance (in Shares) at Dec. 31, 2021	10,132,212
Stock-based compensation expense		716,432		716,432
Issuance of warrants		2,969,916		2,969,916
Exercise of warrants	$ 75	2,925		3,000
Exercise of warrants (in Shares)	75,000
Net loss			(6,124,885)	(6,124,885)
Balance at Mar. 31, 2022	$ 10,207	99,193,036	(53,948,448)	45,254,795
Balance (in Shares) at Mar. 31, 2022	10,207,212
Balance at Dec. 31, 2021	$ 10,132	95,503,763	(47,823,563)	47,690,332
Balance (in Shares) at Dec. 31, 2021	10,132,212
Net loss				(14,601,507)
Balance at Sep. 30, 2022	$ 10,207	103,362,454	(62,425,070)	40,947,591
Balance (in Shares) at Sep. 30, 2022	10,207,212
Balance at Mar. 31, 2022	$ 10,207	99,193,036	(53,948,448)	45,254,795
Balance (in Shares) at Mar. 31, 2022	10,207,212
Stock-based compensation expense			676,242	676,242
Issuance of warrants			2,341,659	2,341,659
Net loss			(6,923,984)	(6,923,984)
Balance at Jun. 30, 2022	$ 10,207	102,210,937	(60,872,432)	41,348,712
Balance (in Shares) at Jun. 30, 2022	10,207,212
Stock-based compensation expense		271,517		271,517
Issuance of warrants		880,000		880,000
Net loss			(1,552,638)	(1,552,638)
Balance at Sep. 30, 2022	$ 10,207	$ 103,362,454	$ (62,425,070)	$ 40,947,591
Balance (in Shares) at Sep. 30, 2022	10,207,212